MANAGEMENT'S PLANS (Details Textual) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 20, 2003
Deficit accumulated during the development stage	$ 29,324	$ 27,083		$ 20,163
Cash and Cash Equivalents, at Carrying Value	$ 1,500	$ 2,345	$ 3,949	$ 5,530	$ 3,671	$ 0
Percentage of Cash and Cash Equivalents in Total Assets	81.00%	91.00%